Details of Cash From Operating Activities - Details of Items Not Involving Current Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement of Cash Flows [Abstract]
Depreciation	$ 1,547	$ 1,510
Amortization of acquired intangible assets	111	112
Amortization of other assets and intangible assets included in cost of goods sold	267	306
Deferred revenue amortization	(243)	(294)
Other non-cash charges	75	10
Deferred tax recovery	(41)	(110)
Dividends received in excess of equity income	22	78
Non-cash portion of Other expense, net [note 4]	630	245
Items not involving current cash flows	$ 2,368	$ 1,857